Fair Value - Narrative items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	$ 2,756,573	$ 2,068,235
Other invested assets
Fair Value - Other Details [Line Items]
Equity method investments	845,000	900,000
Proceeds from Dividends Received - equity method investments	10,000	2,000
Other invested assets
Fair Value - Other Details [Line Items]
Equity method investments	845,000
Equities | Consumer noncyclical
Fair Value - Other Details [Line Items]
Transfers into level 3		4,000
Transfers out of level 3	4,000
Individually managed private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	1,000,000	900,000
Minimum threshold for inclusion in managed loan portfolio	300,000	300,000
Other private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	500,000	400,000
Private equities
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	$ 1,280,731	756,731
Private equities | Other invested assets
Fair Value - Other Details [Line Items]
Transfers out of level 3		$ 3,000